Related party transactions	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Related party transactions [Text Block]
15.	Related party transactions:

a)	Shareholder loans:

The Company’s shareholder loans are described in note 8. The loans were negotiated between the Company and the shareholders on terms comparable to arms-length transactions of similar type. The fair value of the shareholder loans approximates their carrying value at December 31, 2017, 2016 and 2015.

b)	Compensation of key management personnel:

The remuneration of directors and key executives is determined by the Board of Directors having regard to the performance of individuals and market trends. During 2017, 2016 and 2015, the Company did not incur any salaries and no key management or Director received any salary or consulting fees.

During 2013, key Company personnel received performance warrants. The fair value of these warrants was estimated using the Black-Scholes pricing model based on a volatility of 98%, risk-free interest rate of 1.5%, expected life of 2 years and no dividend yield. On January 18, 2017, all 5.0 million of the warrants expired out of the money.